Net Loss Per Share (Details) - Schedule of outstanding shares of potentially dilutive securities - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule of outstanding shares of potentially dilutive securities [Abstract]
Stock options	$ 5,039,511	$ 4,926,154
Series C warrants (in Shares)	362,652
Common stock warrants	$ 191,355	$ 261,696
Preferred stock	19,248,537	19,132,387
Total	$ 24,842,055	$ 24,320,237